Consolidated Statements of Cash Flows (Parenthetical) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Common stock issued in plan of merger		2,800,000
Common Stock 1 [Member]
Shares issued	196,400	1,003,012
Payments of stock issuance costs	$ 7,565	$ 138,256
Number of units issued		1,001,242
Unit issuance costs		$ 62,155
Common Stock 2 [Member]
Shares issued	188,100	196,400
Payments of stock issuance costs	$ 70	$ 7,565
Common Stock 3 [Member]
Shares issued	162,600	178,100
Payments of stock issuance costs	$ 4,547	$ 70
Common Stock 4 [Member]
Shares issued		162,600
Payments of stock issuance costs		$ 4,547